Deposits Held (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD
Cash and Cash Equivalents [Line Items]
Term Deposit as security for a Banker's Undertaking	180		317	299
Cash deposits provided to Government Departments for the purpose of guaranteeing the Company's performance in accordance with mining law	132		616	707
Other	153		152	148
Deposits	465	$ 1,125	1,085	1,154